Net Loss per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss per Share
15.	Net Loss per Share
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders:

	Year Ended December 31,
	2021	2020
Numerator:
Net loss	$(19,312)	$(32,504)

Denominator:
Weighted-average shares used in computing basic and diluted net loss per share	62,137,434	17,610,405

Basic and diluted net loss per share	$(0.31)	$(1.85)

The Company has two types of common stock, Class A and Class B. Class B common stock has no economic rights, therefore has been excluded from the computation of basic and diluted net loss per share. The Company’s potential dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share is the same.
The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the years ended December 31, 2021 and 2020 because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2021	2020
Stock options to purchase common stock	21,263,847	19,676,350
Public and private warrants	18,099,992	—
RSU Shares	783,902	—
Convertible preferred stock (if-converted)	—	42,726,773
Warrants for the purchase of Series C convertible preferred stock (if-converted)	—	146,919
Warrants for the purchase of common stock	—	2,328,009
Convertible notes (if-converted)	—	34,219,450

	40,147,741	99,097,501